OTHER TAXES PAYABLE	12 Months Ended
Dec. 31, 2012
OTHER TAXES PAYABLE
16.	OTHER TAXES PAYABLE

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Individual income tax withholding	109	139	22
Business tax payable	2,011	1,609	259
Value added taxes payable (recoverable), net	(602)	(269)	(43)
Property tax	19	21	3

	1,537	1,500	241

During the years ended December 31, 2010, 2011 and 2012, the Company’s subsidiaries in the PRC (other than Hong Kong) are subject to a 17% value added tax on revenues from the sales of hardware to customers, and business taxes and value added taxes at the rates of 5% and 3% on service revenues from software development and sales of software prior to September 2012, respectively. Effective September 1, 2012, the Company’s service revenues from software development are subject to a 6% value added tax. Value added taxes payable for hardware sales is reported net of value added taxes paid for inventory purchases. VAT on food sales and services is applicable at various rates, from 0% for self-grown products sales, to 13% and 17% for other goods and products. The Company is also required to withhold PRC individual income taxes on employees’ payroll for remittance to the tax authorities. In addition, the Company’s land use rights are subject to property tax.